Supplement dated November 25, 2025, to the Initial Summary Prospectus, Updating Summary Prospectus,

and Prospectus dated May 1, 2025, for the

Protective Dimensions V variable annuity contract

issued by Protective Life Insurance Company

Protective Variable Annuity Separate Account

This Supplement amends certain information in your variable annuity contract prospectus, initial summary prospectus, and updating summary prospectus (collectively, the “Prospectuses”). Please read this Supplement carefully and keep it with your Prospectuses for future reference. You may obtain a current prospectus by visiting www.protective.com/productprospectus or by calling 1-800-456-6330.

The “Portfolio Company – Investment Adviser; Sub-Adviser(s), as applicable” section of the table in the “APPENDIX: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT" section of the Prospectuses is amended so as all references to Invesco Asset Management Limited are hereby deleted in the following fund:

Invesco® V.I. Global Real Estate Fund - Series II

If you have any questions regarding this Supplement, please contact your investment professional or us toll free at 1-800-456-6330. Please keep this Supplement for future reference.